RELATED PARTY BALANCES AND TRANSACTIONS (Schedule Of Transaction With Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Revenues	$ 3,336	$ 173	$ 95
Cost of revenues	1,111	2,160	3,561
Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,008	1,063	1,093
Selling And Marketing Expense [Member]
Related Party Transaction [Line Items]
Expenses	771	813	733
General And Administrative Expense [Member]
Related Party Transaction [Line Items]
Expenses	1,067	995	1,109
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	$ 148	$ 224	$ 1,019